Loans - Schedule of Loans (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Loans [Abstract]
Total bank loans	$ 5,489,197	$ 42,710,894	$ 50,581,747
Less: current portion of bank loans	(4,739,515)	(36,877,694)	(42,798,782)
Bank loans – non-current, net	$ 749,682	$ 5,833,200	$ 7,782,965